Fair Value Measurements - Summary of Assets Measured or Disclosed at Fair Value on a Recurring Basis (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Assets	Assets
Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets – foreign exchange forward contracts	¥ 8	¥ 1,743
Short-term investments	513,683	57,494
Debt Security Investment	2,348	2,000
Total asset measured at fair value	516,039	61,237
Quoted Price in Active Market for Identical Assets (Level 1) [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets – foreign exchange forward contracts	0	0
Short-term investments	119,928	57,494
Debt Security Investment	0	0
Total asset measured at fair value	119,928	57,494
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets – foreign exchange forward contracts	8	1,743
Short-term investments	393,755	0
Debt Security Investment	0	0
Total asset measured at fair value	393,763	1,743
Unobservable Inputs (Level 3) [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets – foreign exchange forward contracts	0	0
Short-term investments	0	0
Debt Security Investment	2,348	2,000
Total asset measured at fair value	¥ 2,348	¥ 2,000